John Hancock
Small Cap Dynamic Growth Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 94.9%		$459,261,468
(Cost $333,715,291)
Consumer discretionary 7.4%		35,920,875
Automobile components 3.2%
Modine Manufacturing Company (A)	112,990	15,342,912
Hotels, restaurants and leisure 3.1%
Texas Roadhouse, Inc.	44,145	9,061,644
Wingstop, Inc.	18,480	6,075,670
Household durables 1.1%
Dream Finders Homes, Inc., Class A (A)	93,540	3,112,076
Installed Building Products, Inc.	10,180	2,328,573
Consumer staples 6.0%		28,881,042
Consumer staples distribution and retail 6.0%
Casey’s General Stores, Inc.	31,780	13,375,884
Sprouts Farmers Market, Inc. (A)	100,370	15,505,158
Energy 3.0%		14,833,879
Energy equipment and services 1.3%
Cactus, Inc., Class A	94,005	6,454,383
Oil, gas and consumable fuels 1.7%
Matador Resources Company	139,635	8,379,496
Financials 13.9%		67,182,209
Banks 2.1%
First Financial Bankshares, Inc.	248,970	10,377,070
Capital markets 11.0%
Hamilton Lane, Inc., Class A	70,320	13,529,568
Moelis & Company, Class A	166,055	12,782,914
Piper Sandler Companies	32,851	11,267,564
Stifel Financial Corp.	134,385	15,561,783
Insurance 0.8%
Kinsale Capital Group, Inc.	7,205	3,663,310
Health care 14.7%		71,126,537
Biotechnology 2.6%
Blueprint Medicines Corp. (A)	31,735	3,058,619
Geron Corp. (A)	222,800	917,936
Insmed, Inc. (A)	60,615	4,555,823
Syndax Pharmaceuticals, Inc. (A)	38,580	645,058
United Therapeutics Corp. (A)	9,385	3,477,049
Health care equipment and supplies 5.1%
Lantheus Holdings, Inc. (A)	63,455	5,664,628
Merit Medical Systems, Inc. (A)	125,410	13,030,099
PROCEPT BioRobotics Corp. (A)	60,295	5,763,599
Health care providers and services 5.6%
Option Care Health, Inc. (A)	123,830	2,947,154
RadNet, Inc. (A)	149,485	12,221,894
The Ensign Group, Inc.	83,325	12,182,948
Life sciences tools and services 0.2%
Repligen Corp. (A)	7,255	1,092,168
Pharmaceuticals 1.2%
Intra-Cellular Therapies, Inc. (A)	43,465	3,722,777
2	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (A)	50,500	$1,846,785
Industrials 27.4%		132,515,564
Aerospace and defense 1.3%
AeroVironment, Inc. (A)	17,221	3,349,485
Cadre Holdings, Inc.	82,990	2,771,036
Building products 0.7%
The AZEK Company, Inc. (A)	66,980	3,557,978
Commercial services and supplies 3.5%
ACV Auctions, Inc., Class A (A)	182,555	4,129,394
Casella Waste Systems, Inc., Class A (A)	115,130	13,033,867
Construction and engineering 2.3%
Sterling Infrastructure, Inc. (A)	57,382	11,157,930
Machinery 8.5%
Crane Company	72,265	13,158,011
Federal Signal Corp.	103,235	10,056,121
RBC Bearings, Inc. (A)	17,120	5,737,083
SPX Technologies, Inc. (A)	68,310	12,052,616
Marine transportation 1.8%
Kirby Corp. (A)	69,875	8,839,886
Professional services 5.9%
EXL Service Holdings, Inc. (A)	226,490	10,500,076
Exponent, Inc.	72,175	7,124,394
FTI Consulting, Inc. (A)	18,685	3,784,086
Parsons Corp. (A)	72,170	6,921,825
Trading companies and distributors 3.4%
FTAI Aviation, Ltd.	96,800	16,341,776
Information technology 22.5%		108,801,362
Electronic equipment, instruments and components 3.4%
Badger Meter, Inc.	46,075	9,989,982
Novanta, Inc. (A)	38,395	6,411,197
Semiconductors and semiconductor equipment 1.8%
Camtek, Ltd.	34,690	2,584,405
Nova, Ltd. (A)	33,610	6,176,174
Software 17.3%
Agilysys, Inc. (A)	55,370	7,436,191
Alkami Technology, Inc. (A)	242,540	9,573,054
Clearwater Analytics Holdings, Inc., Class A (A)	419,700	13,027,488
Q2 Holdings, Inc. (A)	146,280	15,321,367
SPS Commerce, Inc. (A)	53,415	10,312,834
Varonis Systems, Inc. (A)	177,030	8,844,419

Vertex, Inc., Class A (A)	311,505	16,899,146

Zeta Global Holdings Corp., Class A (A)	104,465	2,225,105
Exchange-traded funds 3.0%		$14,758,848
(Cost $11,833,489)
iShares Russell 2000 Growth ETF	46,800	14,758,848

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	3

	Yield (%)	Shares	Value
Short-term investments 2.0%			$9,864,256
(Cost $9,864,256)
Short-term funds 2.0%			9,864,256
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.5825(B)	9,864,256	9,864,256

Total investments (Cost $355,413,036) 99.9%	$483,884,572
Other assets and liabilities, net 0.1%	248,176
Total net assets 100.0%	$484,132,748

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-24.
4	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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